Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General information:

Robin Energy Ltd. (“Robin”, or the “Company”) was formed on September 24, 2024 as a wholly owned subsidiary of Toro Corp. (“Toro”, or the “Former Parent Company”) under the laws of the Republic of the Marshall Islands. On April 14, 2025 (the “Distribution Date”), Toro completed the Spin-Off of Robin based on the terms approved by the independent disinterested directors of Toro following the recommendation of its special committee of independent disinterested directors. In the Spin-Off, Toro separated its Handysize tanker fleet from its liquefied petroleum gas (“LPG”) carrier fleet by, among other actions, contributing to Robin (i) its interest in the subsidiaries comprising its tanker fleet, Vision Shipping Co., owning one tanker vessel and Xavier Shipping Co. and (ii) $10,356,450 in cash for additional working capital, in exchange for (i) 477,345 (post reverse stock split as described below) common shares of Robin, (ii) the issuance to Toro of 2,000,000 1.00% Series A fixed rate cumulative perpetual convertible preferred shares of Robin (the “Series A Preferred Shares”) having a stated amount of $25.00 per share and a par value of $0.001 per share and (iii) the issuance at par to Pelagos Holdings Corp, a company controlled by Robin’s Chairman and Chief Executive Officer, of 40,000 Series B preferred shares of Toro, par value $0.001 per share (the “Series B Preferred Shares”). Robin’s common shares were distributed on April 14, 2025 pro rata to the shareholders of record of Toro as of April 7, 2025 at a ratio of one Robin common share for every eight Toro common shares. The foregoing transactions are referred to collectively herein as the “Spin-Off”. Robin began trading on the Nasdaq Capital Market (the “Nasdaq”), under the symbol “RBNE” on April 15, 2025.

In addition, Robin entered into various agreements effecting the separation of its business from Toro including a Contribution and Spin-Off Distribution Agreement entered into by Robin and Toro on April 14, 2025 (the “Contribution and Spin-Off Distribution Agreement”), pursuant to which, among other things, Toro agreed to indemnify Robin and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries Toro retained after the Distribution Date and Robin agreed to indemnify Toro for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between Toro and Robin and provides Toro with certain registration rights relating to Robin’s common shares, if any, issued upon conversion of the Series A Preferred Shares issued to Toro in connection with the Spin-Off. Following the successful completion of the Spin Off on April 14, 2025, Robin reimbursed Toro for expenses related to the Spin-Off that were incurred by Toro, except for any of these expenses that were incurred or paid by any of Robin’s subsidiaries after April 14, 2025.

The Spin-Off has been accounted for as a transfer of business among entities under common control. Accordingly, these accompanying consolidated financial statements of the Company have been presented as if the subsidiaries were consolidated subsidiaries of the Company for all periods presented and using the historical carrying costs of the assets and the liabilities of the subsidiaries listed below, from their dates of incorporation. As a result, the accompanying consolidated financial statements include the accounts of Robin and its wholly owned subsidiaries.

On December 24, 2025, the Company effected a 1-for-5 reverse stock split on its issued and outstanding common shares (Note 6). All shares and per share amounts disclosed in the accompanying consolidated financial statements give effect to this reverse stock split retroactively for the periods presented.

The Company’s vessels are currently engaged in the worldwide transportation of refined petroleum products and liquefied petroleum gas through its vessel-owning subsidiaries.

Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), a related party controlled by Petros Panagiotidis, Robin’s Chairman and Chief Executive Officer, provides commercial ship management services, ship management and chartering services to the vessels owned by the Company’s vessel-owning subsidiaries. Such services are provided through subcontracting agreements with unrelated third-party managers, entered into with the Company’s subsidiaries’ consent, for the Company’s vessels. Castor Ships provided most of the ship management services from June 7, 2023, September 3, 2025 and March 13, 2026 for M/T Wonder Mimosa, LPG Dream Syrax and LPG Dream Terrax, respectively and a third-party manager provided certain ship management services through subcontracting agreements to the vessels.

As of December 31, 2025, Robin had 7 wholly owned subsidiaries incorporated in the Republic of Marshall Islands.

Charterer concentration:

Charterers or pool managers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), all derived from the Company’s tanker and LPG carrier segments, were as follows:

Charterer/Pool manager	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
A	100%	100%	76%
B	—%	—%	24%
Total	100%	100%	100%